SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended	9 Months Ended
	Nov. 08, 2018	Nov. 07, 2018	Nov. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Nov. 14, 2018	Oct. 24, 2018
Subsequent Event
Distributions paid				$ 133,416,000	$ 119,371,000
Common Stock | Subsequent Event
Subsequent Event
Cash distribution (in dollars per share)						$ 0.4042	$ 0.4042
Distributions paid		$ 28,800,000
Series A Preferred Stock | Subsequent Event
Subsequent Event
Cash distribution (in dollars per share)						$ 0.546875
Distributions paid	$ 3,000,000
Revolving Credit Facility
Subsequent Event
Revolving credit facility, remaining borrowing capacity				75,000,000.0
Revolving Credit Facility | Subsequent Event
Subsequent Event
Waiver for reduction in credit facility			$ 50,000,000
Proceeds from lines of credit			$ 50,000,000
$800 Million Credit Facility | Revolving Credit Facility
Subsequent Event
Revolving credit facility, maximum borrowing capacity				$ 800,000,000